Organization and Summary of Significant Accounting Policies (Schedule of Changes in Provision for Doubtful Accounts) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Organization and Summary of Significant Accounting Policies [Abstract]
Opening balance	$ 6,938	$ 7,580	$ 6,892
Additions during the year	1,284	2,436	2,895
Deductions during the year	(2,899)	(3,078)	(2,207)
Closing balance	$ 5,323	$ 6,938	$ 7,580